Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Apr. 01, 2019
Accounts Receivable, Allowance for Credit Loss, Ending Balance	$ 14,178	$ 6,052
Impairment of Long-Lived Assets Held-for-use	1,723,539	0
Interest Paid, Including Capitalized Interest, Operating and Investing Activities, Total	17,500	27,900
Income Taxes Paid, Net, Total	1,846,000	$ (959,000)
Unrecognized Tax Benefits, Ending Balance	$ 0
Subsequent Event [Member] | Accounting Standards Update 2016-02 [Member]
Operating Lease, Right-of-Use Asset			$ 61,000
Operating Lease, Liability, Total			$ 61,000
Trinity Industries, Inc. [Member] | Customer Concentration Risk [Member] | Revenue, Product and Service Benchmark [Member]
Concentration Risk, Percentage	21.00%	16.00%
Transfer of Ownership of Life Insurance Policy to Retired Officer [Member]
Other Significant Noncash Transaction, Value of Consideration Given		$ 385,000
Life Insurance Policies Transfer [Member]
Liability, Other Retirement Benefits	$ 210,257	$ 175,056